Shareholder Report, Holdings (Details) - C000222781	Mar. 31, 2025
Apple8607367
Holdings [Line Items]
Percent of Total Investments	5.20%
Microsoft8607411
Holdings [Line Items]
Percent of Total Investments	4.80%
Loews8607407
Holdings [Line Items]
Percent of Total Investments	4.80%
Costco Wholesale8607385
Holdings [Line Items]
Percent of Total Investments	4.70%
NVIDIA8607421
Holdings [Line Items]
Percent of Total Investments	4.60%
Meta Platforms8607409
Holdings [Line Items]
Percent of Total Investments	4.30%
Amphenol8607365
Holdings [Line Items]
Percent of Total Investments	4.20%
Automatic Data Processing8607373
Holdings [Line Items]
Percent of Total Investments	4.10%
Stryker8607435
Holdings [Line Items]
Percent of Total Investments	3.50%
Kimco Realty8607403
Holdings [Line Items]
Percent of Total Investments	2.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%